THOMPSON COBURN LLP
One US Bank Plaza
St. Louis, MO  63101
(314) 552-6295
December 3, 2010

EDGAR  CORRESPONDENCE

Linda B. Stirling, Esq.
U.S. Securities and Exchange Commission
450 5th Street, NW, 5-6
Washington, DC  20549

Re:  Unified Series Trust (SEC File Nos. 811-21237 and 333-100654)

Dear Ms. Stirling:

We are enclosing Post-Effective Amendment No. 153  (“PEA No. 153”) to the registration statement on Form N-1A of Unified Series Trust in respect of its series, the Iron Strategic Income Fund (the “Fund”).

PEA No. 153 has been marked to show changes from the Fund’s currently effective prospectus dated January 29, 2010.  We respectfully request that the SEC staff selectively review only those sections that contain material changes as follows:

Prospectus:
Principal Investment Strategies
Principal Risks

Statement of Additional Information:
Additional Information About Fund Investments And Risk Considerations

We look forward to receiving your comments.  Please contact me at (314) 552-6295 with any questions or comments.

Sincerely,

THOMPSON COBURN LLP

By:  /s/ Dee Anne Sjögren